EXPENSES BY NATURE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses By Nature [Line Items]
Royalty fees	$ 4,907	$ 2,145	$ 0
Obsolete inventory impairments	4,847	1,663	164
Research and development expense	83,147	68,914	52,531
Novartis
Expenses By Nature [Line Items]
Royalty fees	$ 4,900	$ 2,100	$ 0